Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
Schedule of Basic Loss Per Share

Basic loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of ordinary shares in issue during the year.

	Year ended December 31,
	2024	2023	2022

(Loss) attributable to equity holders of the company ($000)	(11,863)	(17,691)	(15,397)
Weighted average number of ordinary shares in issue	106,672,342	102,471,016	101,526,389
Basic loss per share (cents per share)	(11.1)	(17.3)	(15.2)